Related Party Transactions and Balances (Details) - Schedule of Amounts Due from Related Parties - HKD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties		$ 22,810
Exceptional Engineering Limited [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties		15,210
Ms. Yam Fung Yee Carrie [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties		$ 7,600